SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Sep. 30, 2025
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

Years Ending September 30,	2025	2024
Interest paid in cash	$60	$105
Taxes paid in cash	1,600,000	—

Non-cash transactions
Unrealized (loss) gain on cryptocurrencies, net of deferred tax	14,775,291	2,737,359
Reclassification of AOCI to deficit on disposal of BTC	1,733,197	—
Equity consideration for asset acquisitions	68,817,840	—
Reclassification of reserves on issuance of deferred share consideration	3,718,400	—
Equity component of convertible debentures	7,205,608	—
Conversion of ATW loan for common shares	13,247,405	—
Reclassification of reserves on exercise/expiry of options	1,355,639	1,692,511
Reclassification of reserves on exercise of warrants	2,172,892	—
Reclassification of reserves on conversion of RSU’s	2,882,142	—
Deferred tax component of convertible debentures	3,012,047	—